FAIR VALUE MEASUREMENTS - Inputs and Valuations (Details)	Dec. 31, 2021 $ / shares yr
Private Placement Warrants Fair Value Per Share
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants outstanding, measurement inputs	0.99
Stock price
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants outstanding, measurement inputs	4.78
Strike price
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants outstanding, measurement inputs	11.50
Remaining contractual term in years
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants outstanding, measurement inputs | yr	3.54
Estimated volatility
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants outstanding, measurement inputs	0.600
Dividend yield
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants outstanding, measurement inputs	0.000
Risk free interest rate
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants outstanding, measurement inputs	0.0105